                                UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/01

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Richard B. Kelly
Address:  9450 Seward Road
          Fairfield OH  45014

13F File Number:  28-912

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard B. Kelly
Title:   Senior Vice President, Investments
Phone:   (513) 603-7991

Signature, Place, and Date of Signing:






/s/ Richard B. Kelly    Fairfield, OH  45014    July 20, 2001

   [Signature]           [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:         49

Form 13F Information Table Value Total:   $664,667 (thousands)

List of Other Included Managers:

NONE



                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE

D ALCOA INC                      COMMON           013817101      788    20000 SH       SOLE                  20000
D AMERICAN HOME PRODS CORP       COMMON           026609107    34368   585000 SH       SOLE                 585000
D AMERICAN INTL GROUP INC        COMMON           026874107    68072   800758 SH       SOLE                 800758
D APM SPRING GROVE INC CLASS A   COMMON           037995958      734       98 SH       SOLE                     98
D AUTOMATIC DATA PROCESSING      COMMON           053015103     2485    50000 SH       SOLE                  50000
D AVERY DENNISON CORP            COMMON           053611109     7626   149400 SH       SOLE                 149400
D BP P.L.C.                      COMMON           055622104     9810   196800 SH       SOLE                 196800
D BALDOR ELEC CO                 COMMON           057741100     7337   343333 SH       SOLE                 343333
D BANK ONE CORP                  COMMON           06423A103    14598   407777 SH       SOLE                 407777
D BLAIR WILLIAM LEVERAGED        COMMON           09303*105     1855   404250 SH       SOLE                 404250
D CONNING CT INSURANCE FND LP    COMMON           12129*101      689   800000 SH       SOLE                 800000
D CSX CORP                       COMMON           126408103     6160   170000 SH       SOLE                 170000
D CENTURY SHS TR                 COMMON           156681108    22868   534925 SH       SOLE                 534925
D CINERGY CORP                   COMMON           172474108     3495   100000 SH       SOLE                 100000
D CINTAS CORP                    COMMON           172908105     4682   101250 SH       SOLE                 101250
D COCA COLA CO                   COMMON           191216100     4500   100000 SH       SOLE                 100000
D DONNELLEY R R & SONS CO        COMMON           257867101     7282   245200 SH       SOLE                 245200
D DOVER CORP                     COMMON           260003108    13320   353800 SH       SOLE                 353800
D EMERSON ELECTRIC CO            COMMON           291011104     3025    50000 SH       SOLE                  50000
D EXIDE CORP CONV BD             BOND             302051AF4     2382  5400000 SH       SOLE                5400000
D FACILITY INS HLDGS CORP - CL A COMMON           30303#107        0    29889 SH       SOLE                  29889
D FEDERAL NATL MTG ASSN          COMMON           313586109    97449  1146064 SH       SOLE                1146064
D FIRST DATA CORP                COMMON           319963104    16936   263200 SH       SOLE                 263200
D FIRST FINL BANCORP             COMMON           320209109    26246  1536694 SH       SOLE                1536694
D GENERAL ELEC CO                COMMON           369604103    31443   645000 SH       SOLE                 645000
D HAMILTON INTERMEDIARIES        COMMON           40099999       250        1 SH       SOLE                      1
D HOME DEPOT INC                 COMMON           437076102    63035  1354153 SH       SOLE                1354153
D INGERSOLL RAND CO              COMMON           456866102    10197   247500 SH       SOLE                 247500
D INSURANCE SERVICES OFFICE INC  COMMON           45806@109     7667   138899 SH       SOLE                 138899
D IVANS, INC.                    COMMON           46581@108      270    21355 SH       SOLE                  21355
D J P MORGAN CHASE & CO COM      COMMON           46625H100    10704   240000 SH       SOLE                 240000
D JOHNSON & JOHNSON              COMMON           478160104     4000    80000 SH       SOLE                  80000
D KINDER MORGAN ENERGY PRTNRS    COMMON           494550106    10327   150200 SH       SOLE                 150200
D LILLY (ELI) & CO.              COMMON           532457108     3700    50000 SH       SOLE                  50000
D MBNA CORP                      COMMON           55262L100    38802  1175825 SH       SOLE                1175825
D MGIC INVT CORP                 COMMON           552848103    17615   242500 SH       SOLE                 242500
D MANOR CARE INC NEW COM         COMMON           564055101    17392   547800 SH       SOLE                 547800
D MASCOTECH INC                  BOND             574670AB1     1622  2000000 SH       SOLE                2000000
D MCDONALDS CORP                 COMMON           580135101    15153   560000 SH       SOLE                 560000
D MERRILL LYNCH CAPITAL          COMMON           59019*113     1074  4953104 SH       SOLE                4953104
D NUCOR CORP                     COMMON           670346105      488    10000 SH       SOLE                  10000
D PPG INDS INC                   COMMON           693506107     9725   185000 SH       SOLE                 185000
D SEARS ROEBUCK & CO             COMMON           812387108    11000   260000 SH       SOLE                 260000
D SHERWIN WILLIAMS CO            COMMON           824348106     2632   118600 SH       SOLE                 118600
D STATE AUTO FINANCIAL CORP      COMMON           855707105    10686   652000 SH       SOLE                 652000
D TEPPCO PARTNERS L P            COMMON           872384102     3959   134900 SH       SOLE                 134900
D WAL-MART STORES INC            COMMON           931142103     1952    40000 SH       SOLE                  40000
D WALGREEN CO                    COMMON           931422109    20452   593500 SH       SOLE                 593500
D WASHINGTON MUTUAL INC          COMMON           939322103    13815   367928 SH       SOLE                 367928

S REPORT SUMMARY                 49 DATA RECORDS              664667            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

